Taxation - Schedule of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Deferred tax assets	£ 276	£ 265
Deferred tax liabilities	(3,353)	(3,487)
Deferred tax assets and liabilities	£ (3,077)	£ (3,222)	£ (3,381)